Balance Sheet Components - Leases (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Expiration term (in years)		4 years
Components of lease expense
Operating lease expense		$ 772	$ 733
Finance lease expense
Finance lease right-of-use amortization	$ 4	14	18
Interest on lease liabilities		1	2
Total finance lease expense		15	20
Total Operating and Finance lease expense		787	753
Cash Paid For Amounts Included In The Measurement Of Lease Liabilities
Cash used in operations for operating leases		766	770
Cash used in operations for finance leases		1	2
Payments made on finance leases		17	24
ROU assets obtained in exchange for lease obligations:
Operating leases		$ 1,476	$ 826
Weighted average remaining lease term:
Operating leases		2 years 3 months	3 years 6 months 25 days
Finance leases			10 months 24 days
Weighted average discount rate:
Operating leases		4.66%	4.00%
Finance leases			9.70%
Maturities of lease liabilities under noncancellable leases
2024		$ 743
2025		712
2026		169
Total undiscounted lease payments		1,624
Less: imputed interest		(94)
Total lease liabilities		$ 1,530
Minimum
Leases
Renewal term (in years)		2 years
Maximum
Leases
Renewal term (in years)		4 years